ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net of provision for credit losses

	December 31,	December 31,
	2025	2024
Accounts receivable	$4,688,247	$29,375,358
Less: allowance for expected credit losses	(112,980)	(25,711,852)
Accounts receivable, net	$4,575,267	$3,663,506

Schedule of movement of allowance for credit losses

	For the Years Ended
	December 31,
	2025	2024	2023
Balance at beginning of the year	$25,711,852	$13,417,481	$17,681,792
Charge to expenses	1,027,900	22,911,671	—
Reversal of expenses	—	—	(702,156)
Writing off of accounts receivable	(27,083,829)	(10,068,481)	(3,067,433)
Foreign exchange loss (income)	457,057	(548,819)	(494,722)
Balance at end of the year	$112,980	$25,711,852	$13,417,481